Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000237974 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect 1-3 Month Box ETF
Class Name	Alpha Architect 1-3 Month Box ETF
Trading Symbol	BOXX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report report contains important information about the Alpha Architect 1-3 Month Box ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxetf/. You can also request this information by contacting us at (215) 882-9983.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/boxetf/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/boxetf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 10,704,381,140
Holdings Count | holding	5
Advisory Fees Paid, Amount	$ 11,505,326
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,704,381,140	Advisory Fees	$11,505,326
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(2,348,985)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$9,156,341
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of net assets)
Purchased Options	100.3%
Written Options	(0.2)%
Cash and Cash Equivalents	(0.1)%

C000254986 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Aggregate Bond ETF
Class Name	Alpha Architect Aggregate Bond ETF
Trading Symbol	BOXA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect Aggregate Bond ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxa/. You can also request this information by contacting us at (215) 882-9983 .

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/boxa/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Website	https://funds.alphaarchitect.com/boxa/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 15,759,993
Holdings Count | holding	4
Advisory Fees Paid, Amount	$ 12,203
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$15,759,993	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	4	Advisory Fees	$12,203
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of net assets)
Purchased Options	97.8%
Money Market Funds	2.2%

C000183146 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Global Factor Equity ETF
Class Name	Alpha Architect Global Factor Equity ETF
Trading Symbol	AAVM
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect Global Factor Equity ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aavm/. You can also request this information by contacting us at (215) 882-9983.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aavm/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/aavm/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 20,704,354
Holdings Count | holding	6
Advisory Fees Paid, Amount	$ 5,091
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$20,704,354	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	6	Advisory Fees	$5,091
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Value ETFs	50.2%
Momentum ETFs	49.4%
Cash and Cash Equivalents	0.4%

TOP HOLDINGS (as a % of Net Assets)
Alpha Architect International Quantitative Momentum ETF	30.0%
Alpha Architect International Quantitative Value ETF	27.9%
Alpha Architect US Quantitative Value ETF	22.3%
Alpha Architect US Quantitative Momentum ETF	19.3%

C000238196 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect High Inflation and Deflation ETF
Class Name	Alpha Architect High Inflation and Deflation ETF
Trading Symbol	HIDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect High Inflation and Deflation ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/hide/. You can also request this information by contacting us at (215) 882-9983.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/hide/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/hide/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 96,315,123
Holdings Count | holding	4
Advisory Fees Paid, Amount	$ 104,560
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$96,315,123	Advisory Fees	$104,560
# of Portfolio Holdings	4	Fees Waived and/or Expenses Reimbursed	(33,336)
Portfolio Turnover Rate*	26%	Net Advisory Fees Paid	$71,224
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Intermediate US Treasuries ETFs	50.0%
Commodities ETFs	27.4%
Real Estate ETFs	21.3%
Cash and Cash Equivalents	1.3%

C000143789 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect International Quantitative Momentum ETF
Class Name	Alpha Architect International Quantitative Momentum ETF
Trading Symbol	IMOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect International Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/imom/. You can also request this information by contacting us at (215) 882-9983.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/imom/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/imom/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 133,042,127
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 245,296
Investment Company, Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$133,042,127	Portfolio Turnover Rate*	213%
# of Portfolio Holdings	51	Advisory Fees Paid	$245,296
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Australia	16.6%
Israel	15.7%
Japan	13.4%
Spain	10.1%
Norway	6.2%
United Kingdom	5.9%
Italy	5.9%
Germany	5.9%
Switzerland	4.0%
Netherlands	2.0%

C000143787 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect International Quantitative Value ETF
Class Name	Alpha Architect International Quantitative Value ETF
Trading Symbol	IVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect International Quantitative Value ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/ival/. You can also request this information by contacting us at (215) 882-9983.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/ival/. You can also request information by calling (215) 882-9983.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/ival/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 195,914,199
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 361,195
Investment Company, Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$195,914,199	Portfolio Turnover Rate*	124%
# of Portfolio Holdings	51	Advisory Fees Paid	$361,195
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	44.7%
Australia	18.2%
Germany	7.9%
Norway	4.1%
France	4.0%
United Kingdom	3.9%
Austria	2.0%
Portugal	2.0%
Italy	2.0%
Luxembourg	2.0%

C000238588 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Tail Risk ETF
Class Name	Alpha Architect Tail Risk ETF
Trading Symbol	CAOS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect Tail Risk ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/caos/. You can also request this information by contacting us at (215) 882-9983.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/caos/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/caos/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 667,218,083
Holdings Count | holding	9
Advisory Fees Paid, Amount	$ 1,773,514
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$667,218,083	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	9	Advisory Fees Paid	$1,773,514
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of Net Assets)
Purchased Options	116.9%
Written Options	(16.9)%

C000143788 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect U.S. Quantitative Momentum ETF
Class Name	Alpha Architect U.S. Quantitative Momentum ETF
Trading Symbol	QMOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qmom/. You can also request this information by contacting us at (215) 882-9983.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/qmom/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/qmom/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 377,458,267
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 507,649
Investment Company, Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$377,458,267	Portfolio Turnover Rate*	206%
# of Portfolio Holdings	51	Advisory Fees Paid	$507,649
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	40.0%
Information Technology	18.1%
Materials	10.2%
Health Care	9.9%
Consumer Discretionary	7.9%
Energy	5.8%
Communication Services	4.0%
Consumer Staples	2.0%
Utilities	1.9%
Cash and Cash Equivalents	0.2%

C000143786 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect U.S. Quantitative Value ETF
Class Name	Alpha Architect U.S. Quantitative Value ETF
Trading Symbol	QVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Value ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qval/. You can also request this information by contacting us at (215) 882-9983.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/qval/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/qval/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 490,702,041
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 645,567
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$490,702,041	Portfolio Turnover Rate*	147%
# of Portfolio Holdings	51	Advisory Fees Paid	$645,567
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	30.3%
Industrials	16.2%
Information Technology	14.0%
Health Care	11.9%
Materials	9.9%
Consumer Staples	7.9%
Energy	5.8%
Communication Services	3.9%
Cash and Cash Equivalents	0.1%

C000264158 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect US Equity 2 ETF
Class Name	Alpha Architect US Equity 2 ETF
Trading Symbol	AAEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect US Equity 2 ETF (the “Fund”) for the period of December 9, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aaeq/ . You can also request this information by contacting us at (215) 882-9983.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aaeq/ . You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/aaeq/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$4	0.15%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.15%
Net Assets	$ 436,647,318
Holdings Count | holding	354
Advisory Fees Paid, Amount	$ 216,857
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$436,647,318	Portfolio Turnover Rate*	47%
# of Portfolio Holdings	354	Advisory Fees Paid	$216,857
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.2%
Financials	12.6%
Communication Services	10.6%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	8.8%
Consumer Staples	4.6%
Energy	4.4%
Utilities	2.6%
Materials	2.0%
Real Estate	1.5%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	7.7%
NVIDIA Corp.	7.5%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	3.4%
Alphabet, Inc. - Class C	2.7%
Broadcom, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%

C000267085 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect US Equity 3 ETF
Class Name	Alpha Architect US Equity 3 ETF
Trading Symbol	AAUA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect US Equity 3 ETF (the “Fund”) for the period of March 18, 2026 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aaua/. You can also request this information by contacting us at (215) 882-9983 .

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aaua/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/aaua/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$1	0.15%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.15%
Net Assets	$ 321,730,372
Holdings Count | holding	826
Advisory Fees Paid, Amount	$ 17,241
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$321,730,372	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	826	Advisory Fees Paid	$17,241
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	34.1%
Consumer Discretionary	9.2%
Industrials	9.1%
Financials	9.1%
Communication Services	8.9%
Health Care	8.3%
Consumer Staples	3.0%
Energy	2.2%
Utilities	1.0%
Materials	0.7%
Real Estate	0.3%
Exchange Traded Funds	14.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	7.8%
NVIDIA Corp.	7.0%
Microsoft Corp.	3.5%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class C	2.8%
State Street SPDR S&P 500 ETF Trust	2.7%
Alpha Architect US Equity ETF	2.5%
Carvana Co.	2.2%
Amazon.com, Inc.	1.8%

C000254981 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect US Equity ETF
Class Name	Alpha Architect US Equity ETF
Trading Symbol	AAUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Alpha Architect US Equity ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aaus/. You can also request this information by contacting us at (215) 882-9983.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aaus/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 882-9983
Additional Information Website	https://funds.alphaarchitect.com/aaus/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 463,091,702
Holdings Count | holding	306
Advisory Fees Paid, Amount	$ 363,765
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$463,091,702	Portfolio Turnover Rate*	38%
# of Portfolio Holdings	306	Advisory Fees Paid	$363,765
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.4%
Financials	12.8%
Communication Services	12.1%
Health Care	9.2%
Consumer Discretionary	8.9%
Industrials	7.2%
Consumer Staples	5.8%
Energy	4.3%
Utilities	1.8%
Materials	1.2%
Real Estate	0.8%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	6.5%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class C	3.1%
Broadcom, Inc.	2.6%
Meta Platforms, Inc.	2.3%
Berkshire Hathaway, Inc. - Class B	2.0%
JPMorgan Chase & Co.	1.9%